CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debt
Schedule of convertible notes

Convertible Notes	$41,887
Conversion option derivative	7,474
Call and contingent put derivative	639
Total Convertible Notes	$50,000

Schedule of convertible debt

December 31, 2021
Convertible Notes	$41,887
Accrued interest(a)	750
Subtotal	42,637
Loan discount costs	(1,294)
Total Convertible Notes	$41,343